Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Future Minimal Lease and Rental Commitments	At December 31, 2014, future minimal purchase, lease and rental commitments were as follows:

Years Ending December 31
2015	$5,599
2016	2,268
2017	2,214
2018	187
2019	21

Total	$10,289

Commitments and Conditional Obligations

The Company uses the same credit policies in making these commitments and conditional obligations as it does for on-balance-sheet instruments.

	December 31,
	2014	2013
Commitments to extend credit	$45,177	31,103
Standby letters of credit	462	322
Unused commercial lines of credit	49,026	44,962
Unused home equity lines of credit	29,843	29,733